Taxes on Income (Details Textual) - USD ($) $ in Thousands			12 Months Ended
	Dec. 22, 2017	Jan. 05, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2018
Taxes on Income (Textual)
Tax credit carryforward description			2019 to 2037
Accumulated losses for tax			$ (47)	$ 5		$ (73)
Percentage of income tax, description	(i) establish a flat corporate income tax rate of 21% to replace current rates that range from 15% to 35% and eliminates the corporate alternative minimum tax; (ii) create a territorial tax system rather than a worldwide system, which will generally allow companies to repatriate future foreign source earnings without incurring additional US taxes by providing a 100% exemption for the foreign source portion of dividends from certain foreign subsidiaries; (iii) subject certain foreign earnings on which US income tax is currently deferred to a one-time transition tax; (iv) create a "minimum tax" on certain foreign earnings and a new base erosion anti-abuse tax (BEAT) that subjects certain payments made by a US company to a related foreign company to additional taxes; (v) create an incentive for US companies to sell, lease or license goods and services abroad by effectively taxing them at a reduced rate; (vi) reduce the maximum deduction for Net Operating Loss (NOL) carryforwards arising in tax years beginning after 2017 to a percentage of the taxpayer's taxable income, allows any NOLs generated in tax years beginning after December 31, 2017 to be carried forward indefinitely and generally repeals carrybacks; (vii) elimination of foreign tax credits or deductions for taxes (including withholding taxes) paid or accrued with respect to any dividend to which the new exemption applies, but foreign tax credits will continue to be allowed to offset tax on foreign income taxed to the US shareholder subject to limitations; (viii) limit the deduction for net interest expense incurred by US corporations, (ix) allow businesses to immediately write off (or expense) the cost of new investments in certain qualified depreciable assets made after September 27, 2017 (but would be phased down starting in 2023); (x) may require certain changes in tax accounting methods for revenue recognition; (xi) repeal the Section 199 domestic production deductions beginning in 2018; (xii) eliminate or reduce certain deductions, exclusions and credits, and adds other provisions that broaden the tax base.
Net operating loss carryforwards for federal income tax			$ 3,000
Corporate and deferred tax, description			The provisional amount related to the re-measurement of our net U.S. deferred tax asset, based on the rate at which they are now expected to reverse in the future, considered immaterial, but which was fully and equally offset by a corresponding reduction in the Company's valuation allowance. The effect of the change in federal corporate tax rate from 34% to 21% is subject to change based on resolution of estimates used in determining the amounts of deferred tax assets and liabilities that were re-measured.
Maximum [Member] | Wize Israel [Member]
Taxes on Income (Textual)
Accumulated losses for tax			$ 7,337
Minimum [Member] | Wize Israel [Member]
Taxes on Income (Textual)
Accumulated losses for tax			$ 231
ISRAEL
Taxes on Income (Textual)
Corporate tax rate			24.00%	25.00%	26.50%
ISRAEL | Maximum [Member]
Taxes on Income (Textual)
Corporate tax rate		26.50%
Reduction of corporate tax rate				25.00%
Percentage of prior year income				24.00%
ISRAEL | Minimum [Member]
Taxes on Income (Textual)
Corporate tax rate		25.00%
Reduction of corporate tax rate				24.00%
Percentage of prior year income				23.00%